SUBSEQUENT EVENTS - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2022 CNY (¥) shares	Nov. 18, 2022 shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 CNY (¥) shares
Subsequent Event [Line Items]
Due from a service provider | ¥	¥ 36,100			¥ 23,326
Deposit for share settlement	21,341		$ 3,000	¥ 19,279
Contingent liabilities | ¥	¥ 119,186
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, voting rights	one vote per share
Ordinary shares, shares issued	25,878,920,464		25,878,920,464	1,544,097,151
Common Class B [Member]
Subsequent Event [Line Items]
Common stock, voting rights	ten votes per share
Ordinary shares, shares issued	0		0	180,389,549
Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of outstanding share capital		8.80%
Percentage of voting power		49.10%
Subsequent Event [Member] | 2022 Plan [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Maximum number of shares available for issuance under the 2022 plan		2,500,000,000
Shares reserved to 2022 plan		2,500,000,000
Ordinary shares, shares issued		0
Exclusive Technology Service Agreement [Member] | Minimum | Shanghai Qingke E-Commerce Co., Ltd. [Member]
Subsequent Event [Line Items]
Percentage of net profit agreed to pay service fees	100.00%